DEPOSITS FROM COSTUMERS (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deposits From Customers [Line Items]
Time deposits	$ 53,961,586	$ 52,673,385
Fair value	54,782,101	53,145,784
Less than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	36,416,439	34,442,445
Fair value	36,701,555	34,626,003
1 to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	10,525,956	10,698,266
Fair value	10,727,828	10,815,760
3 to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	5,367,765	5,401,074
Fair value	5,592,750	5,505,403
More than 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	1,651,426	2,131,600
Fair value	$ 1,759,968	$ 2,198,618